Judicial Deposits - Summary of Detailed Information About Changes In Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Judicial Deposits [Abstract]
Deposits - Beggining balance	R$ 337,255	R$ 333,577
Acquisition of subsidiary	283,885
New deposits	18,377	2,542
Redemptions	(64,761)	(7,556)
Interests	11,242	13,352
Payments / Write-offs for expenses	(17,739)	(4,660)
Exchange variance	(2,069)
Deposits - Ending balance	R$ 566,190	R$ 337,255